Supplement dated May 1, 2004 to the Prospectus dated May 1, 2001 for

PARK AVENUE VARIABLE UNIVERSAL LIFE
(97-VUL)

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2001 for the variable universal life insurance policy issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account M and marketed under the name "Park Avenue Variable Universal Life". Please retain this Supplement with your policy prospectus for your reference.

--------------------------------------------------------------------------------

New Variable Investment Options

* Three new investment options have been added to the Policies and are available both for the allocation of premiums and the transfers of account values. These funds are:

      o     The Guardian VC Low Duration Bond Fund

      o     The Guardian UBS VC Large Cap Value Fund

      o     The Guardian UBS VC Small Cap Value Fund

The table below summarizes each new fund's investment objective, along with the typical investments that make up that fund, and the name of the fund's investment adviser.

====================================================================================================================================
Fund                               Investment Objectives              Typical Investments                    Investment Adviser
====================================================================================================================================
The Guardian VC Low                Seeks a high level of current      Investment grade debt obligations,     Guardian Investor
Duration Bond Fund                 income consistent with             such as corporate bonds,               Services LLC
                                   preservation of capital            mortgage-backed and asset-backed       7 Hanover Square
                                                                      securities and obligations of the      New York, NY 10004
                                                                      U.S. government and its agencies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC                Seeks to maximize total            Normally, at least 80% of the
Large Cap Value Fund               return, consisting of capital      value of the Fund's net assets is      Guardian Investor
                                   appreciation and current           invested in equity securities          Services LLC (Adviser)
                                   income                             issued by companies with large         7 Hanover Square
                                                                      market capitalization at the time      New York, NY 10004
                                                                      of purchase.
---------------------------------------------------------------------------------------------------------    UBS Global Asset
The Guardian UBS VC                Seeks to maximize total            Normally, at least 80% of the          Management
Small Cap Value Fund               return, consisting of capital      value of the Fund's net assets         (Americas) Inc.
                                   appreciation and                   is invested in equity securities       (Sub-adviser)
                                   current income                     issued by companies with small         One North Wacker Drive
                                                                      market capitalization at the time      Chicago, Illinois 60606
                                                                      of purchase.
====================================================================================================================================

A more detailed description of The Guardian VC Low Duration Bond Fund, The Guardian UBS VC Large Cap Value Fund, and The Guardian UBS VC Small Cap Value Fund, their investment objectives, policies, investment managers, asset charges and the risks associated with investing in these funds may be found in the accompanying prospectuses. Read the prospectuses carefully before investing.

Changes to Existing Variable Investment Options


* Effective April 30, 2004, pursuant to shareholder approval, the AIM V.I. Global Utilities Fund was merged into the INVESCO VIF-Utilities Fund. As a result of this merger, the AIM V.I. Global Utilities Fund ceased operations and is no longer being offered as an investment option under this policy. The INVESCO VIF-Utilities Fund replaces this investment option.

====================================================================================================================================
Fund                               Investment Objectives              Typical Investments                    Investment Adviser
====================================================================================================================================
INVESCO VIF-Utilities              Capital growth and income          Equity securities and equity-          A I M Advisors, Inc.
Fund (Series 1)                                                       related investments of companies       11 Greenway Plaza,
                                                                      engaged in the utilities-related       Suite 100
                                                                      industries                             Houston, Texas
                                                                                                             77046-1173
====================================================================================================================================


* The Janus Aspen Mid Cap Growth Portfolio has amended the description of its Typical Investments as follows:

====================================================================================================================================
Fund                               Investment Objectives              Typical Investments                    Investment Adviser
====================================================================================================================================

Janus Aspen Mid Cap                Long-term growth of capital        Equity securities of mid-sized         Janus Capital
Growth Portfolio                                                      companies                              Management LLC
(Institutional shares)                                                                                       151 Detroit Street
                                                                                                             Denver, Colorado 80206
====================================================================================================================================

* The sub-adviser for the Fidelity VIP Index 500 Portfolio is Geode Capital Management, LLC. Geode is located at 53 State Street, Boston, Massachusetts 02109.


* The Baillie Gifford International Fund has changed its name to the Baillie Gifford International Growth Fund.

Please refer to Exhibit A of this Supplement. Exhibit A contains a complete list of all the funds available under the Policy, along with their investment objectives, typical investments and investment adviser. This list will replace the list found on pages 41-43 of the May 1, 2001 prospectus.

Other Changes to the Prospectus


1. The section entitled Exchanging a Policy -- Fixed-Benefit Insurance during the First 24 Months, beginning on page 61 of the Prospectus as amended by the Supplement dated February 12, 2003, is replaced in its entirety by the following:


      EXCHANGING A POLICY

      Fixed-Benefit Insurance

      You may exchange your Park Avenue Life policy for a level premium fixed-benefit whole life policy issued by us or one of our affiliates, without having to prove that the insured meets our insurance requirement until the later of the insured's attained age 70 or the second policy anniversary. Under the new policy, your policy value will be held in the issuer's general account. Your face amount will be the same as under your Park Avenue VUL policy on the date you make the exchange. The insured's age when the Park Avenue VUL policy took effect will also be carried over. Before you can make any exchange, however, you must repay any outstanding policy debt on your Park Avenue VUL policy.

      Depending on the amount being applied to the new policy, there may be a cost or a credit to be paid. The amount being applied to the new policy is calculated as the greater of:

      o (a) the cumulative premiums for your new policy with interest at 6% minus the cumulative policy premiums for your Park Avenue VUL policy with interest at 6%, or


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2   PROSPECTUS                                                        SUPPLEMENT
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

      o (b) the guaranteed cash value of the new policy, minus the cash surrender value of your Park Avenue VUL policy on the exchange date. The cash value of your new policy will depend on its face amount, premium class, the insured's sex and his or her age on the original policy date.

      For purposes of calculating cumulative premiums for this policy under (a) above, any withdrawals from the policy will be deducted from the sum of the actual premiums paid to date.

      If the greater of these two amounts is less than zero, the issuer of the new policy will pay you the exchange credit. If it is greater than zero, you will have to pay the issuer of your new policy the exchange cost.

      The new policy will be issued and effective either on the business day that we receive your written exchange request at our customer service office along with your policy, or on the date that any exchange cost owing is received by the issuer of your new policy, whichever is later.

      Additional rider benefits are available only with the consent of the issuer of your new policy.

      You should consult with legal and tax advisers before exchanging your policy.


Please note that the provisions of the Fixed Benefit Paid-Up Insurance Option for policies issued in New York remains unchanged.

2. The section entitled Policy Loans, beginning on page 50 of the Prospectus is amended. The description of the minimum loan amount contained in the Prospectus is amended as follows so that it is consistent with the description contained in your policy and with the definition of your policy's loan value.

      "The minimum loan amount is $500, or your policy's loan value, whichever is less. Generally, we will pay loan proceeds to you within seven days of receiving your request (see Policy proceeds for exceptions to this general rule)."

          These Funds and benefits may not be available in all states.

  This Supplement Should be retained with the Prospectus for future reference


                                                                  --------------
SUPPLEMENT                                                        PROSPECTUS   3
                                                                  --------------

                                   Exhibit A

Summary of fund objectives and policies


====================================================================================================================================
Fund                           Investment Objectives              Typical Investments                 Investment Adviser
====================================================================================================================================
The Guardian Stock Fund        Long-term growth of capital        U.S. common stocks
-----------------------------------------------------------------------------------------------------
The Guardian VC 500 Index      Seeks to match the investment      Common Stocks of companies
Fund                           performance of the Standard &      in the S&P Index, which
                               Poor's 500 Composite Stock         emphasizes large U.S.
                               Price Index ("the S&P Index")      Companies
-----------------------------------------------------------------------------------------------------
The Guardian VC Asset          Long-term total investment         Shares of The Guardian VC 500       Guardian Investor Services LLC
Allocation Fund                return consistent with             Index Fund, The Guardian Stock      (Adviser)
                               moderate investment risk           Fund, The Guardian Bond Fund,       7 Hanover Square
                                                                  and The Guardian Cash Fund          New York, NY 10004
-----------------------------------------------------------------------------------------------------
The Guardian VC Low            Seeks a high level of current      Investment grade debt
Duration Bond Fund             income consistent with             obligations, such as corporate
                               preservation of capital            bonds, mortgage-backed and
                                                                  asset-backed securities and
                                                                  obligations of the U.S.
                                                                  government and its agencies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS               Seeks to maximize total            Normally, at least 80% of the       Guardian Investor Services LLC
VC Large Cap Value Fund        return, consisting of capital      value of the Fund's net assets is   (Adviser)
                               appreciation and current           invested in equity securities       7 Hanover Square
                               income                             issued by companies with large      New York, NY 10004
                                                                  market capitalization at the
                                                                  time of purchase
-----------------------------------------------------------------------------------------------------
The Guardian UBS               Seeks to maximize total            Normally, at least 80% of the       UBS Global Asset
VC Small Cap Value Fund        return, consisting of capital      value of the Fund's net assets      Management (Americas) Inc.
                               appreciation and current           is invested in equity securities    (Sub-adviser)
                               income                             issued by companies with small      One North Wacker Drive
                                                                  market capitalization at the time   Chicago, Illinois 60606
                                                                  of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund         Maximum income without             Investment grade debt               Guardian Investor Services LLC
                               undue risk of principal            obligations                         (Adviser)
----------------------------------------------------------------------------------------------------- 7 Hanover Square
The Guardian Cash Fund         High level of current income;      Money market instruments            New York, NY 10004
                               preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International  Long-term capital appreciation     Common stocks and                   Guardian Baillie Gifford
Growth Fund                                                       convertible securities issued       Limited (Adviser)
                                                                  by foreign companies                Baillie Gifford Overseas
----------------------------------------------------------------------------------------------------- Limited (Sub-adviser)
Baillie Gifford Emerging       Long-term capital appreciation     Common stocks and                   Calton Square
Markets Fund                                                      convertible securities of           1 Greenside Row
                                                                  emerging market companies           Edinburgh, EH1 3AN, Scotland
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock   Long-term growth of capital        U.S. common stocks of               Guardian Investor Services LLC
Fund                                                              companies with small market         (Adviser)
                                                                  Capitalization                      7 Hanover Square
                                                                                                      New York, NY 10004
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund     Growth of capital; current         U.S. common stocks and              Gabelli Funds, LLC (Gabelli)
                               income as a secondary              convertible securities              One Corporate Center
                               objective                                                              Rye, New York 10580-1422
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital               Growth of capital                  Common stocks
Appreciation Fund
(Series 1)
-----------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund     Capital growth and income          Equity securities and equity-       A I M Advisors, Inc. (AIM)
(Series 1)                                                        related investments of              11 Greenway Plaza, Suite 100
                                                                  companies engaged in the            Houston, Texas 77046-1173
                                                                  utilities-related industries
-----------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund   Long-term growth of capital.       Equity securities judged by the
(Series 1) formerly AIM        Income is a secondary objective    fund's adviser to be undervalued.
V.I. Value Fund
------------------------------------------------------------------------------------------------------------------------------------



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4   PROSPECTUS                                                        SUPPLEMENT
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

                                   Exhibit A

Summary of fund objectives and policies

====================================================================================================================================
Fund                           Investment Objectives              Typical Investments                 Investment Adviser
====================================================================================================================================
AllianceBernstein Growth &     Seeks to provide reasonable        Dividend paying common stocks
Income Portfolio (Class B)     current income and reasonable      of good quality; also fixed-income,
                               opportunity for capital            convertible securities, and
                               appreciation                       securities of foreign issuers
-----------------------------------------------------------------------------------------------------
AllianceBernstein Premier      Seeks growth of capital by         Equity securities of a limited
Growth Portfolio (Class B)     pursuing aggressive                number of large, carefully          Alliance Capital Management
                               investment policies                selected high quality U.S.            L.P. (AllianceBernstein)
                                                                  companies                           1345 Avenue of the Americas
----------------------------------------------------------------------------------------------------- New York, New York 10105
AllianceBernstein Technology   Seeks growth of capital and only   Securities of companies that use
Portfolio (Class B)            incidentally current income        technology extensively in the
                                                                  development of new or
                                                                  improved products or processes
-----------------------------------------------------------------------------------------------------
AllianceBernstein Value        Seeks long-term growth of          Diversified portfolio of equity
Portfolio (Class B)            capital                            securities
------------------------------------------------------------------------------------------------------------------------------------

American Century VP            Capital growth                     International common stocks         American Century Investment
International Fund (Class 1)                                      with potential for appreciation       Management, Inc.
-----------------------------------------------------------------------------------------------------   (American Century)
American Century VP            Long-term capital growth with      Equity securities of well-          American Century Tower
Value Fund (Class 1)           income as a secondary objective    established intermediate-to-large   4500 Main Street
                                                                  companies whose securities are      Kansas City, Missouri 64111
                                                                  believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund        Long-term capital appreciation     U.S. and foreign common stocks
Portfolio (Initial Class)                                         of companies believed to be
                                                                  undervalued
-----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income     Reasonable income with capital     Income-producing equity
Portfolio (Initial Class)      appreciation as a secondary        securities                          Fidelity Management & Research
                               objective                                                                Company (Fidelity)
----------------------------------------------------------------------------------------------------- 82 Devonshire Street
Fidelity VIP Growth            Capital growth                     Common stocks and                   Boston, MA 02107
Opportunities Portfolio                                           convertibles
(Initial Class)

-----------------------------------------------------------------------------------------------------
Fidelity VIP High Income       High level of current income       High-yielding debt securities
Portfolio (Initial Class)                                         with an emphasis on lower-
                                                                  quality securities
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500         Total return that corresponds      Equity securities of companies      Fidelity (Adviser)
Portfolio (Initial Class)      to that of the Standard & Poor's   that compose the Standard &         Geode Capital Management LLC
                               500 Index                          Poor's 500 and in other               (Sub-Adviser for Index
                                                                  instruments that are based on         500 Portfolio)
                                                                  the value of the Index              53 State Street
                                                                                                      Boston, MA 02109
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Capital            Long-term growth of capital        A nondiversified portfolio of
Appreciation Portfolio                                            equity securities of companies
(Institutional Shares)                                            of any size
-----------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio   Long-term growth of capital in a   Common stocks of issuers of
(Institutional Shares)         manner consistent with             any size                            Janus Capital Management LLC
                               preservation of capital                                                  (Janus)
----------------------------------------------------------------------------------------------------- 151 Detroit Street
Janus Aspen Mid Cap Growth     Long-term growth of capital        Equity securities of mid-sized      Denver, Colorado 80206
Portfolio                                                         companies
(Institutional Shares)
-----------------------------------------------------------------------------------------------------
Janus Aspen Worldwide          Long-term growth of capital in a   Common stocks of foreign and
Growth Portfolio               manner consistent with             U.S. issuers; usually invests in at
(Institutional Shares)         preservation of capital            least five countries, including
                                                                  the U.S.
------------------------------------------------------------------------------------------------------------------------------------



                                                                  --------------
SUPPLEMENT                                                        PROSPECTUS   5
                                                                  --------------

                                   Exhibit A

Summary of fund objectives and policies

Fund                           Investment Objectives              Typical Investments                 Investment Adviser
====================================================================================================================================

MFS Bond Series                As high a level of current         Fixed income securities such
(Initial Class)                income as is believed consistent   as corporate bonds, U.S.
                               with prudent investment risk       government securities, and
                               and secondarily to protect         mortgage-backed and asset-
                               shareholders' capital              backed securities

-----------------------------------------------------------------------------------------------------
MFS Emerging Growth Series     Long-term growth of capital        Common stocks of emerging
(Initial Class)                                                   growth companies
-----------------------------------------------------------------------------------------------------
MFS Investors Trust Series     Long-term growth of capital        Equity securities issued by U.S.
(Initial Class)                with a secondary objective to      and foreign companies
                               seek reasonable current income
-----------------------------------------------------------------------------------------------------

MFS New Discovery Series       To seek capital appreciation       Equity securities of companies
(Initial Class)                                                   that offer superior prospects for   Massachusetts Financial
                                                                  growth, both U.S. and foreign       Services Company (MFS)
----------------------------------------------------------------------------------------------------- 500 Boylston Street
MFS Research Series            Long-term growth of capital        Equity securities of companies      Boston, MA 02116
(Initial Class)                and future income                  that are believed to possess
                                                                  better than average prospects
                                                                  for long-term growth

-----------------------------------------------------------------------------------------------------
MFS Total Return Series        Above-average income               Equity securities and
(Initial Class)                (compared to a portfolio           fixed income securities
                               invested entirely in equity
                               securities) consistent with
                               prudent employment of capital,
                               and secondarily to provide a
                               reasonable opportunity for
                               growth of capital and income
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund      Long-term growth of capital        U.S. common stocks (with
                                                                  selections based on rankings by
                                                                  the Value Line ranking system)      Value Line Inc. (Value Line)
----------------------------------------------------------------------------------------------------- 220 East 42nd Street
Value Line Strategic Asset     High total investment return       U.S. common stocks (with            New York, NY 10017
Management Trust               consistent with reasonable risk    selections on rankings by the
                                                                  Value Line ranking system),
                                                                  bonds and money market
                                                                  instruments
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.


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6   PROSPECTUS                                                        SUPPLEMENT
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